Cover	Jul. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2026
Entity File Number	000-23329
Entity Registrant Name	Charles & Colvard, Ltd.
Entity Central Index Key	0001015155
Entity Tax Identification Number	56-1928817
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	6325 Falls of Neuse Rd.
Entity Address, Address Line Two	Ste 35-108
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27615
City Area Code	919
Local Phone Number	468-0399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false